Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

11. Goodwill and other intangible assets

Branch Acquisition

On September 8, 2006, the Company acquired a branch office in Richfield, PA. Goodwill at December 31, 2018 and 2017 was $2,046,000. The core deposit intangible of $431,000 was fully amortized as of December 31, 2018 and 2017. The core deposit intangible was being amortized over a ten-year period on a straight-line basis. Goodwill is not amortized, but is measured annually for impairment.

FNBPA Acquisition

On November 30, 2015, the Company completed its acquisition of FNBPA and, as a result, recorded goodwill of $3,335,000. In 2016, an adjustment was made to increase goodwill to $3,402,000, which is where the balance remained as of December 31, 2018 and 2017. Core deposit intangible in the amount of $303,000 was recorded and is being amortized over a ten-year period using a sum of the year’s digits basis. Other intangible assets were identified and recorded as of November 30, 2015, in the amount of $40,000 and were amortized on a straight-line basis over two years, through November 30, 2017.

LCB Acquisition

On April 30, 2018, Juniata completed the acquisition of LCB and, as a result, recorded goodwill of $3,691,000, which was also the balance at December 31, 2018. In addition, a core deposit intangible of $289,000 was recorded and will be amortized over a ten-year period using a sum of the years’ digits basis.

The following table shows the amortization schedule for each of the intangible assets recorded.

(Dollars in thousands)	LCB	FNBPA	FNBPA	Branch
	Acquisition	Acquisition	Acquisition	Acquisition
	Core	Core	Other	Core
	Deposit	Deposit	Intangible	Deposit
	Intangible	Intangible	Assets	Intangible
Beginning Balance at Acquisition Date	$289	$303	$40	$431
Amortization expense recorded prior to December 31, 2015	-	4	2	402
Amortization expense recorded in Years ended:
December 31, 2016	-	55	20	29
December 31, 2017	-	49	18	-
December 31, 2018	35	44	-	-
Unamortized balance as of December 31, 2018	254	151	-	-

Scheduled Amortization expense for years ended:
December 31, 2019	49	38	-	-
December 31, 2020	44	33	-	-
December 31, 2021	39	27	-	-
December 31, 2022	33	22	-	-
December 31, 2023	28	16	-	-
After December 31, 2023	61	15	-	-